EQUITY INVESTMENTS - Summarized Financial Information of Equity Investments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income
Revenues	CAD 4,337	CAD 4,814	CAD 4,989
Operating and other expenses	(3,254)	(3,489)	(3,536)
Net income	1,046	1,264	1,390
Net income attributable to TCPL	440	522	CAD 597
Balance Sheet
Current assets	1,530	1,412
Non-current assets	13,190	12,260
Current liabilities	(1,370)	(1,067)
Non-current liabilities	CAD (3,116)	CAD (3,255)